Inventories - Summary of Classes of Inventories (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016		Jan. 01, 2016
Classes Of Inventories [Abstract]
Goods		$ 592		$ 1,228
Supplies for Production	$ 25,989	23,167		22,616
Oil	16,232	15,498		19,154
Coal	9,757	7,669		3,462
Other inventories	220,100	75,439		110,010
Total	$ 246,089	$ 99,198	[1]	$ 133,854	[1]

[1]	As Restated